UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS' INNER CIRCLE FUND III

SEMI-ANNUAL REPORT

APRIL 30, 2018

INVESTEC GLOBAL FRANCHISE FUND

INVESTMENT ADVISER:
INVESTEC ASSET MANAGEMENT NORTH AMERICA, INC.

Investec
Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-IAM-USA1; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%
	Shares	Value

BELGIUM — 2.0%
Anheuser-Busch InBev ADR	5,000	$500,400

CHINA — 1.1%
NetEase ADR	1,111	285,605

GERMANY — 2.4%
Beiersdorf	5,393	610,856

IRELAND — 1.4%
Medtronic	4,200	336,546

ISRAEL — 2.8%
Check Point Software Technologies *	7,208	695,644

JAPAN — 2.1%
Japan Tobacco	19,800	530,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA — 2.2%
Samsung Electronics GDR	447	$550,840

SPAIN — 2.0%
Amadeus IT Group	6,894	503,096

SWITZERLAND — 7.8%
Nestle	13,332	1,035,384
Roche Holding	4,090	910,441

		1,945,825

UNITED KINGDOM — 12.0%
GlaxoSmithKline	24,080	484,087
Imperial Brands	23,067	826,679
Reckitt Benckiser Group	9,792	769,678
Unilever	16,217	909,075

		2,989,519

UNITED STATES — 61.3%

Consumer Discretionary — 9.5%
Booking Holdings *	606	1,319,868
Twenty-First Century Fox, Cl A	28,851	1,054,792

		2,374,660

Consumer Staples — 8.6%
Altria Group	8,751	491,018
Colgate-Palmolive	5,177	337,696
PepsiCo	3,585	361,870
Philip Morris International	11,493	942,426

		2,133,010

Financials — 11.7%
Charles Schwab	8,360	465,485
FactSet Research Systems	2,753	520,620

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials (continued)
Moody’s	8,050	$1,305,710
S&P Global	3,352	632,187

		2,924,002

Health Care — 6.7%
Becton Dickinson	2,281	528,896
Johnson & Johnson	9,072	1,147,517

		1,676,413

Industrials — 2.0%
3M	2,507	487,336

Information Technology — 22.8%
Intuit	4,307	795,890
Microsoft	15,953	1,491,925
PayPal Holdings *	7,974	594,940
VeriSign *	9,098	1,068,287
Visa, Cl A	13,610	1,726,837

		5,677,879

		15,273,300

Total Common Stock (Cost $24,627,884)		24,222,571

Total Investments — 97.1% (Cost $24,627,884)		$24,222,571

Percentages are based on Net Assets of $24,941,964.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

The following table summarizes the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Belgium	$500,400	$—	$—	$500,400
China	285,605	—	—	285,605
Germany	—	610,856	—	610,856
Ireland	336,546	—	—	336,546
Israel	695,644	—	—	695,644
Japan	—	530,940	—	530,940
South Korea	—	550,840	—	550,840
Spain	—	503,096	—	503,096
Switzerland	—	1,945,825	—	1,945,825
United Kingdom	—	2,989,519	—	2,989,519
United States	15,273,300	—	—	15,273,300

Total Common Stock	17,091,495	7,131,076	—	24,222,571

Total Investments in Securities	$17,091,495	$7,131,076	$—	$24,222,571

‡ Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2018, securities with a total value $7,131,076 were classified as Level 2 due to the application of the fair value provided by MarkIt. For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of April 30, 2018, the Fund did not hold any level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $24,627,884)	$24,222,571
Foreign Currency, at Value (Cost $4,377)	4,236
Cash Equivalents	687,889
Deferred Offering Costs — Note 2	40,346
Receivable for Capital Shares Sold	25,000
Reclaim Receivable	15,734
Dividends and Interest Receivable	15,351
Prepaid Expenses	1,695

Total Assets	25,012,822

Liabilities:
Payable due to Investment Adviser	32,019
Payable due to Administrator	7,808
Payable due to Trustees	2,812
Chief Compliance Officer Fees Payable	1,409
Other Accrued Expenses	26,810

Total Liabilities	70,858

Net Assets	$24,941,964

NET ASSETS CONSIST OF:
Paid-in Capital	$25,264,747
Undistributed Net Investment Income	108,660
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(25,050)
Net Unrealized Depreciation on Investments	(405,313)
Net Unrealized Depreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,080)

Net Assets	$24,941,964

I Shares:
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	2,526,463
Net Asset Value, Offering and Redemption Price Per Share	$9.87

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND FOR THE PERIOD ENDED APRIL 30, 2018* (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$220,140
Less: Foreign Taxes Withheld	(13,934)

Total Investment Income	206,206

Expenses:
Investment Advisory Fees	74,149
Administration Fees	36,438
Trustees’ Fees	6,308
Chief Compliance Officer Fees	2,544
Offering Costs — Note 2	25,104
Transfer Agent Fees	20,207
Legal Fees	13,395
Audit Fees	10,850
Printing Fees	9,372
Custodian Fees	4,428
Registration and Filing Fees	1,657
Other Expenses	11,247

Total Expenses	215,699

Less:
Investment Advisory Fee Waiver	(74,149)
Reimbursement from Adviser	(62,765)
Fees Paid Indirectly — Note 4	(4)

Net Expenses	78,781

Net Investment Income	127,425

Net Realized Gain (Loss) on:
Investments	(25,824)
Foreign Currency Transactions	774

Net Realized Loss	(25,050)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(405,313)
Foreign Currency Translation	(1,080)

Net Change in Unrealized Appreciation (Depreciation)	(406,393)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(431,443)

Net Decrease in Net Assets Resulting from Operations	$(304,018)

* Commenced operations on December 11, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2018* (Unaudited)
Operations:
Net Investment Income	$127,425
Net Realized Loss on Investments and Foreign Currency Transactions	(25,050)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(406,393)

Net Decrease in Net Assets Resulting From Operations	(304,018)

Dividends:
Dividends from Net Investment Income	(18,765)

Total Dividends and Distributions	(18,765)

Capital Share Transactions:
Issued	25,248,516
Reinvestment of Distributions	18,765
Redeemed	(2,534)

Net Increase in Net Assets From Capital Share Transactions	25,264,747

Total Increase in Net Assets	24,941,964

Net Assets:
Beginning of Period	–

End of Period (including Undistributed Net Investment Income of $108,660)	$24,941,964

Shares Transactions:
Issued	2,524,842
Reinvestment of Distributions	1,873
Redeemed	(252)

Net Increase in Shares Outstanding From Share Transactions	2,526,463

* Commenced operations on December 11, 2017.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

I Shares
Period Ended April 30, 2018(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.05
Net Realized and Unrealized Loss	(0.17)

Total from Investment Operations	(0.12)

Dividends and Distributions:
Net Investment Income	(0.01)

Total Dividends and Distributions	(0.01)

Net Asset Value, End of Period	$9.87

Total Return†	(1.22)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$24,942
Ratio of Expenses to Average Net Assets	0.85% ††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.33% ††
Ratio of Net Investment Income to Average Net Assets	1.37% ††
Portfolio Turnover Rate	2%‡

(1)	The Fund commenced operations on December 11, 2017.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Investec Global Franchise Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund is classified as a non-diversified investment company. Investec Asset Management North America, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class I Shares. The Fund commenced operations on December 11, 2017. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of legal, printing and registration fees, are being fully amortized to expense over twelve months.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2018, the Fund paid $36,438 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended April 30, 2018, the Fund earned cash management credits of $4 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.85% of the average daily net assets of the Fund’s I Shares until February 28, 2019 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of April 30, 2018, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $111,810 expiring in 2021.

6. Investment Transactions:

For the period ended April 30, 2018, the Fund made purchases of $25,225,997 and sales of $572,289 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 24,627,884	$1,105,487	$(1,510,800)	$(405,313)

8 . Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

11. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was 93.4% held by 1 shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 11, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

•	Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•	Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/11/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period
Investec Global Franchise Fund — I Shares
Actual Portfolio Return	$1,000.00	$987.80	0.85%	$3.24*
Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26**

*	Expenses are equal to the Fund’s annualized expense, multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period since inception.)

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 22, 2017 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2018 (Unaudited)

quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Investec Global Franchise Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-IAM-USA1

Investment Adviser:

Investec Asset Management North America, Inc.

666 Fifth Avenue, 37th Floor

New York, NY 10103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

INV-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018